July 17, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:  Morgan Stanley Pathway Funds Post-Effective Amendment No. 88 (File No. 033-40823) and Amendment No. 90 (File No. 811-06318) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Morgan Stanley Pathway Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 88 and, under the Investment Company Act of 1940, as amended, Amendment No. 90 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing two new series of the Trust.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

Morgan, Lewis & Bockius LLP

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001